Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
LVIP SSgA Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP SSgA Bond Index Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP SSgA Bond Index Fund (the “Fund”), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index*.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Barclays Capital U.S. Aggregate Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Index. In pursuing its objective, the Fund may engage in active trading.

The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

*Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Passive Management Risk: The Fund uses an indexing strategy and do not individually select securities. The Fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 3.73%.
		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2010 at: (1.41%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP SSgA Bond Index Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	40
3 years	rr_ExpenseExampleYear03	147
5 years	rr_ExpenseExampleYear05	264
10 years	rr_ExpenseExampleYear10	606
1 year	rr_ExpenseExampleNoRedemptionYear01	40
3 years	rr_ExpenseExampleNoRedemptionYear03	147
5 years	rr_ExpenseExampleNoRedemptionYear05	264
10 years	rr_ExpenseExampleNoRedemptionYear10	606
2009	rr_AnnualReturn2009	4.53%
2010	rr_AnnualReturn2010	5.97%
2011	rr_AnnualReturn2011	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
1 year	rr_AverageAnnualReturnYear01	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
LVIP SSgA Bond Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	226
5 years	rr_ExpenseExampleYear05	402
10 years	rr_ExpenseExampleYear10	909
1 year	rr_ExpenseExampleNoRedemptionYear01	65
3 years	rr_ExpenseExampleNoRedemptionYear03	226
5 years	rr_ExpenseExampleNoRedemptionYear05	402
10 years	rr_ExpenseExampleNoRedemptionYear10	909
1 year	rr_AverageAnnualReturnYear01	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
LVIP SSgA Bond Index Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008

[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.07% of the first $500 million of average daily net assets of the Fund and 0.12% of average daily net assets of the Fund in excess of $500 million. This agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.